Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Balance of tax positions at beginning of the period	$ 78	$ 41	$ 48
Additions for tax positions of prior periods	5	34	5
Additions for tax positions of current period	14	3	5
Reductions for tax positions related to prior periods and other items	(2)	(1)	(11)
Settlements and reclassifications	(31)	0	(4)
Expiration of the statute of limitations	(8)	(2)	(2)
Foreign currency translation effects	(5)	3	0
Balance of tax positions at end of the period	$ 51	$ 78	$ 41